33 Act File No.  33-10417
                                             40 Act File No.  811-4921


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.

                      Post-Effective Amendment No.  14

                                 and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940

                             Amendment No. 15

                   American Republic Variable Annuity Account
                           (Exact Name of Registrant)

                       American Republic Insurance Company
                              (Name of Depositor)

                  601 Sixth Avenue, Des Moines, Iowa 50334
          (Address of Depositor's Principal Executive Offices Zip Code)

        Depositor's Telephone Number, Including Area Code (515) 245-2000

                                Brent B. Green
                                General Counsel
                      American Republic Insurance Company
                   601 Sixth Avenue, Des Moines, Iowa 50334
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

     immediately upon filing pursuant to paragraph (b) of Rule 485
 X   on May 1, 1997 pursuant to paragraph (b) of Rule 485
     60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2, the Registrant has elected to register an indefinite number of securities under the Securities Act of 1933. The 24f-2 Notice for the year ended December 31, 1996 was filed February 21, 1997.

                 American Republic Variable Annuity Account

                           Cross Reference Sheet

Item Number in Form N-4

                           Parts A & B

American Republic Variable Annuity Account, the Registrant, no longer offers the variable annuity contract described in File No. 33-10417 to the public. Based upon the precedent, circumstances and conditions set forth in Great-West Life and Annuity Insurance Company grant of no-action (pub. avail. Oct. 23,
1990), the Registrant has ceased filing post-effective amendments and the delivery of updated prospectuses heretofore described in Registration File No. 33-10417.

The only purpose of this post-effective amendment to Form N-4 is to provide the "reasonableness" representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940 as amended by Section 205 of the National Securities Markets Improvement Act of 1996.

The content of Registration No. 33-10417, as heretofore amended, is incorporated herein by reference pursuant to a letter dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products of the Division of Investment Management, to all variable insurance product Registrants.


                              PART C

Item 32.  Undertakings

Registrant hereby represents that the fees and charges deducted under the Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Republic Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Des Moines and State of Iowa on this 21st day of April 1997.

                              AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT
                                              Registrant

                              By: AMERICAN REPUBLIC INSURANCE COMPANY
                                              Depositor


                              By: /s/Michael E. Abbott
                                     Michael E. Abbott
                                     Principal Executive Officer


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following officers and directors of the depositor in the capacities and on the dates indicated.


      Signature                    Title                          Date

/s/Michael E. Abbott       Chairman of the Board            April 21, 1997
   Michael E. Abbott       Principal Executive
                           Officer and Principal
                           Financial Officer

/s/Ronald P. Morden        Principal Accounting             April 9, 1997
   Ronald P. Morden        Officer

/s/Watson W. Powell, Jr.   Chairman Emeritus                April 21, 1997
   Watson W. Powell, Jr.   Director

/s/Watson W. Powell, III   Director                         April 21, 1997
   Watson W. Powell, III

/s/Burdette N. Heiken      Director                         April 21, 1997
   Burdette N. Heiken

/s/Brent B. Green          Director                         April 10, 1997
   Brent B. Green

/s/Robert G. Harper        Director                         April 21, 1997
   Robert G. Harper

/s/James A.  Walker        Director                         April 13, 1997
   James A.  Walker
